Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies
Revenue recognition

  (a) Revenue recognition:

The Company recognizes revenue for project development services, engineering, procurement, and construction (“EPC”) services, operation and maintenance (“OM”) services,independent power producer (“IPP”) facilities, and other services.

The Company applies the five-step model to contracts when it is probable that the Company will collect the consideration that it is entitled to in exchange for the services transferred to the customer.

At contract inception, the Company assesses services promised within each contract that falls under the scope of IFRS 15, to identify distinct performance obligations.

Project development services

Each project development service contract with customers includes a single performance obligation: to deliver a fully permitted solar project that is ready for construction. The performance obligation is satisfied at a point in time, specifically when the development phase is considered complete, and all necessary permits are obtained.

Revenue from development contracts is recognized when control of the fully permitted project is transferred to the customer, which occurs when the project is ready for construction. This reflects the point in time when the customer has the ability to direct the use of, and obtain substantially all the remaining benefits from, the solar project.

OM services

Each OM service contract with customers contains a single performance obligation, which is to provide maintenance services as needed for the solar sites. The performance obligation is satisfied over time, as the services are provided, and the customer receives and benefits from the services in real time.

Revenue is recognized monthly, in line with the completion of the services. The amount of revenue recognized is based on the actual hours of service provided during the period, multiplied by the pre-determined hourly rate specified in the contract. This method reflects the continuous transfer of services and the customer’s immediate benefit from maintenance activities performed.

EPC services

Each EPC contract has a single performance obligation because the services provided are highly interrelated and include a significant service of integrating goods and services into a combined output — namely, the construction of solar sites. The performance obligation is satisfied over time, as the customer simultaneously receives and benefits from the services as they are provided.

Revenue is recognized using the input method, based on the proportion of costs incurred to date relative to the total estimated costs of the project. This method best reflects the transfer of control of the services and the customer’s continuous receipt of benefits as the project progresses. The total estimated costs are regularly reviewed, and any changes are reflected in the percentage of completion and revenue recognized.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

IPP production

Each Company-owned independent power producer (“IPP”) facility has a single performance obligation, which is to generate and deliver electricity to the grid. The performance obligation is satisfied over time, as the customer simultaneously receives and consumes the benefits of electricity as it is delivered. Revenue is recognized as electricity is dispatched and delivered to the grid, measured based on the quantity of electricity (kWh) provided.

Other services

Each other services contract with customers includes a single performance obligation: to complete the specified service or milestone outlined in the contract. The performance obligation is satisfied at a point in time, specifically when the service is fully performed or the milestone is achieved.

Revenue is recognized at the point when control of the completed service or milestone passes to the customer, which occurs when the service is fully completed or the milestone is satisfied, in accordance with the terms of the contract.

Inventory

  (b) Inventory:

Inventory is stated at the lower of cost and net realizable value. Cost includes acquisition costs, direct development costs, borrowing costs, property taxes and other overheads incurred for the development of prospective solar projects. Net realizable value is the estimated selling price in the ordinary course of the business at the balance sheet date, less costs to complete and estimated selling costs.

The Company’s inventory mainly consists of costs incurred on solar projects. Once a project is determined to be cancelled, the net realizable value of the related inventory items becomes zero and the costs are expensed.

Unbilled revenue and unearned revenue

  (c) Unbilled revenue and unearned revenue:

Unbilled revenue and unearned revenue are a result of timing difference between when revenue is recognized and when billing is issued/collected. EPC services recognize revenue based on percentage of completion. Invoicing to customers typically follows milestones or predetermined schedules, which may not reflect the percentage of completion exactly.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Foreign currency translation

  (d) Foreign currency translation:

The functional currency of the Company is the Canadian Dollar. Functional currencies of the Company’s subsidiaries are the currency of the primary economic environment in which the subsidiary operates.

Monetary assets and liabilities denominated in foreign currencies are translated to the appropriate functional currency at foreign exchange rates as at the balance sheet date. Foreign exchange differences arising on translation are recognized in the statement of income and loss. Non-monetary assets that are measured in a foreign currency at historical cost are translated using the exchange rate at the date of the transaction.

In preparing the Company’s consolidated financial statements, the financial statements of each entity are translated into Canadian dollars. The assets and liabilities of foreign operations are translated into Canadian dollars at exchange rates prevailing at the balance sheet date. Revenues and expenses are translated at average exchange rates for the year. Foreign exchange differences are recognized in other comprehensive income.

Short-term investments

  (e) Short-term investments

Short-term investments consist of investments with market values closely approximating book values and original maturities between three and twelve months at the time of purchase.

As at June 30, 2024, the Company has two GICs in short-term investment totalling $920,000. The GICs have one year term with interest rate of 4.25%-4.95% (2023 - $6,550,000 with one year term and interest rate of 4.7%-4.95%).

Business Combination

  (f) Business Combination

The Company applies the acquisition method in accounting for business combinations. The consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred. If the Company acquires a controlling interest in a business in which it previously held an equity interest, that equity interest is remeasured to fair value at the acquisition date with any resulting gain or loss recognised in profit or loss or other comprehensive income, as appropriate. Consideration transferred as part of a business combination may include the amounts related to the settlement of pre-existing relationships. The gain or loss on the settlement of any pre-existing relationship is recognised in profit or loss.

Financial instruments

  (g) Financial instruments:

The Company recognizes a financial asset or a financial liability in its consolidated statement of financial position when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures a financial asset or a financial liability at its fair value plus or minus, in the case of a financial asset or a financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or the financial liability.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Financial assets

  (i) Financial assets:

The Company will classify financial assets as subsequently measured at amortized cost, fair value through other comprehensive income, or fair value through profit or loss based on its business model for managing the financial asset and the financial asset’s contractual cash flow characteristics. The three categories are defined as follows:

A.	Financial assets at amortized cost:

A financial asset is measured at amortized cost if both of the following conditions are met:

●	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company’s cash, trade and other receivables, unbilled revenue, and short-term investments are measured at amortized cost.

B.	Financial assets at fair value through other comprehensive income:

Financial assets are classified and measured at fair value through other comprehensive loss if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets. The Company does not have any financial assets classified as fair value through other comprehensive loss.

C.	Financial assets at fair value through profit or loss:

Any financial assets that are not held in one of the two business models mentioned are measured at fair value through profit or loss. The Company’s derivative asset and investment are classified as fair value through profit or loss.

Financial liabilities

  (ii) Financial liabilities:

The Company’s financial liabilities include trade and other payables, loan payable, long-term debt, lease liability, other long-term liabilities and tax equity. The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired. The Company’s accounting policy for each category is as follows:

A.	Financial liabilities at fair value through profit or loss:

Financial liabilities are classified at fair value through profit or loss if they are held for trading or are derivative liabilities. The Company does not have financial liabilities classified as fair value through profit or loss.

B.	Financial liabilities at amortized cost:

Financial liabilities classified at amortized cost are those that are not classified as financial liabilities at fair value through profit or loss. Subsequent to initial recognition, they are carried at amortized cost using the effective interest method. The Company’s trade and other payables, loan payable, lease liabilities, long-term debt and tax equity liabilities are classified at amortized cost.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Expected credit losses

  (h) Expected credit losses:

In accordance with IFRS 9, loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortized cost or at FVOCI are recognized. ECLs are updated at each reporting date on the basis of available information. The Company applies the simplified approach described in IFRS 9 to trade receivables, whereby the amount of the impairment allowance of a receivable is measured subsequent to initial recognition on the basis of lifetime expected credit losses.

Tax equity structures

  (i) Tax equity structures

The Company owns and operates solar facilities in the US under subsidiaries that are set up as tax equity structures to finance the construction and operation of solar facilities. These structures are designed to allocate the majority of renewable tax incentives, such as investment tax credits (“ITCs”) and accelerated depreciation for tax purposes, to tax equity investors (“TEIs”). With its current portfolio of solar facilities, the Company cannot fully monetize such tax incentives and it therefore partners with third party TEIs. Generally, tax equity structures allocate the majority of the project’s US taxable income and renewable tax incentives, along with a portion of the project’s cash flows, to the TEIs until they receive an agreed-upon after-tax investment return (the “flip point”). The flip points are generally dependent on the projects’ respective returns but also may be contractually determined. At all times, both before and after the projects’ flip points, the Company retains control over the projects finance with a tax equity structure in partnership with third party TEIs. Subsequent to the flip point, the Company receives the majority of the projects’ taxable income, cash flows and remaining tax incentives.

When a tax equity partnership is formed, the Company assesses whether the project company should be consolidated based on the Company’s right to variable returns and its ability to influence financial and operational decisions impacting those returns. Due to the operational and financial nature of the projects, and the protective nature of the rights normally given to tax equity investors, the Company typically has the control and influence to consolidate the entity.

Amounts paid by the TEIs for their equity stakes are classified as debt on the consolidated statements of financial position and are measured at amortized cost using the EIR method. The Company has the option to settle with the TEI after the flip date at a defined price and in certain contracts the TEI can put their investment back to the Company after the flip date at the same defined price. These options are generally time bound.

The Company recognizes the TEI contributions as a long-term liability, at an amount representing the proceeds received from the TEI in exchange for shares of the subsidiary, net of the following elements affecting amortized cost of the tax equity:

●	ITC: Allocation of ITCs to the TEI is recognized in other income and as a reduction of tax equity.

●	Taxable income (loss), including tax attributes such as accelerated tax depreciation: Allocation of taxable income and other tax attributes to the TEI is recognized in other (income) expenses as incurred and as a reduction of tax equity.

●	Cash distributions: Cash allocation to the TEI is recognized as a reduction of tax equity.

Tax equity balances are increased by interest recognized at the implicit interest rate.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Basic and diluted net income (loss) per share

  (j) Basic and diluted net income (loss) per share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Impairment of non-financial assets

  (k) Impairment of non-financial assets:

At each reporting date, the Company reviews the carrying amounts of its non-financial assets including property, plant and equipment (other than deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into cash-generating units (“CGUs”) which are the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

Impairment losses are recognized in profit or loss. The Company evaluates impairment losses, except goodwill, for potential reversals when events or circumstances warrant such consideration. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Income taxes

  (l) Income taxes:

Income tax represents current tax and deferred tax. The Company and its subsidiaries record current tax based on the taxable income for the period calculated using tax rates that have been enacted or substantively enacted by the reporting date. Deferred income taxes are accounted for using the liability method. The asset-liability method requires that income taxes reflect the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred income tax assets and liabilities are determined for each temporary difference based on enacted or substantially enacted tax rates that are expected to be in effect when the underlying items are expected to be realized. The effect of a change in tax rates or tax legislation is recognized in the period of substantive enactment. Deferred tax assets, such as non-capital loss carry forwards, are recognized to the extent it is probable that taxable income will be available against which the asset can be utilized.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Property, plant and equipment

  (m) Property, plant and equipment:

Property, plant and equipment are initially recorded at cost, including all directly attributable costs to bring the assets to the location and condition necessary for it to be capable of operating in the manner intended by management. Property, plant and equipment are subsequently measured at cost less accumulated depreciation and impairment losses. Depreciation is computed on a declining balance basis based on the nature and useful lives of the assets. The significant classes of plant and equipment and their estimated useful lives are as follows:

Computer equipment	55%
Furniture and equipment	20%
IPP facility	20-25-year straight-line

Subsequent costs that meet the asset recognition criteria are capitalized, while costs incurred that do not extend the economic useful life of an asset are considered repairs and maintenance, which are accounted for as an expense recognized during the year.

Development asset

  (n) Development asset:

Development assets consist of design, development, engineering, interconnection, permitting, and acquisition costs associated with new solar facilities. These costs are capitalized within project development costs until construction begins, at which time they are transferred to property, plant and equipment. The Company capitalizes these costs when it believes the facilities will more likely than not be constructed.

Share based payment transactions

  (o) Share based payment transactions:

The Company makes share-based awards, including restricted share units (“RSUs”) and stock options to employees, officers, directors, and consultants.

For equity-settled awards, the fair value is charged to the consolidated statements of income and credited to equity, on a straight-line basis over the vesting period, after adjusting for the estimated number of awards that are expected to vest. The fair value of RSUs is determined based on quoted market price of our common shares at the date of grant. The fair value of the stock options granted to employees, officers, and directors is determined at the date of grant using the Black-Scholes option pricing model with market related input. The fair value of stock options granted to consultants is measured at the fair value of the services delivered unless that fair value cannot be estimated reliably, which then is determined using the Black-Scholes option pricing model. Stock options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

At each reporting date prior to vesting, the cumulative expense representing the extent to which the vesting period has expired and management’s best estimate of the awards that are ultimately expected to vest is computed (after adjusting for non-market performance conditions). The movement in cumulative expense is recognized in the consolidated statements of income with a corresponding entry within equity. No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether or not the market condition is satisfied, provided that all other performance conditions are satisfied.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Leases

  (p) Leases:

The Company assesses whether a contract is or contains a lease at the inception of the contract. A lease is recognized as a right-of-use (“ROU”) asset and corresponding lease liability at the commencement date. Each lease payment included in the lease liability is apportioned between the repayment of the liability and an interest expense in profit or loss. Lease liabilities represent the net present value of fixed lease payments (including in-substance fixed payments); variable lease payments based on an index, rate, or subject to a fair market value renewal condition; amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if it is probable that the lessee will exercise that option.

A lease modification is accounted for as a separate lease from the original lease if the modification increases the scope of the lease by adding the right to use one or more underlying assets; and the consideration for the lease increase by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract. If the lease modification merely extends the Company’s right to use an existing leased asset to which it already has access, the modification is not accounted for as a separate lease. Instead, the Company recalculates the existing lease obligations on the effective date of the lease modification to include the lease payments until the end of the extended period and a corresponding adjustment is also made to the RoU asset. The additional RoU asset and lease obligations relating to the extended period are therefore recognized on the date of modification.

Government grant

  (q) Government grant:

The government grant is recognized when there is reasonable assurance that the Company will comply with any conditions attached to the grant, and the grant will be received. The government grant is recognized in profit or loss to offset the related expenses on a systematic basis over the periods in which the Company recognizes expenses for the related costs for which the grants are intended to compensate, which in the case of grants related to assets requires setting up the grant as deferred income or deducting it from the carrying amount of the asset.

Intangible assets

  (r) Intangible assets:

Intangible assets are recognize at fair value at the acquisition date in a business combination. The acquired OFIT GM and OFIT RT entities held Feed-In Tariff (“FIT”) contracts, which are separable and arises from contractual rights, and sufficient information exists to measure reliably the fair value of the contracts. The terms of the FIT contracts expire in October 2036. The value of the FIT contracts are amortized on a straight-line basis until October 2036.

Goodwill

  (s) Goodwill:

Goodwill represents the excess of the purchase price of the acquired businesses over the estimated fair value of the tangible and intangible net assets at the date acquired, and is allocated to the CGU expected to benefit from the acquisition. A CGU is the smallest group of assets for which there are separately identifiable cash flows. Goodwill is not amortized but is assessed for impairment at least annually and whenever events or circumstances indicate that its carrying value may not be fully recoverable. The impairment test requires comparing the carrying values for the Company’s CGUs, including goodwill, to their recoverable amounts. The Company determines the recoverable amounts using estimated future cash flows discounted at an after-tax rate that reflects the risk adjusted weighted average cost of capital. Any excess of the carrying value of a CGU over the recoverable amount is expensed in the period the impairment is identified. An impairment loss recorded for goodwill is not reversed in a subsequent period.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

Significant accounting judgments and estimates

  (t) Significant accounting judgments and estimates:

The preparation of financial statements requires management to use accounting estimates and exercise judgment in the process of applying its accounting policies. Actual results may differ from the estimates and assumptions used in preparing these consolidated financial statements. Estimates and judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. The following discusses the most significant accounting judgments and estimates that the Company has made in the preparation of the consolidated financial statements:

(i)	Taxes:

The Company accounts for differences that arise between the carrying amount of assets and liabilities and their tax bases in accordance with IAS 12, Income Taxes, which requires deferred income tax assets only to be recognized to the extent that it is probable that future taxable profits will be available against which the deferred income tax assets can be utilized. The Company estimates future taxable profits based on the future financial models and projections. Any change to the estimates and assumptions used for the key operational and financial variables could affect the amount of deferred income tax assets recognized by the Company. Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period.

(ii)	Percentage of completion calculation:

The Company measures the stage of completion for EPC projects based on costs incurred to date compared to the total estimated costs for the project. The significant estimates included in the total costs for projects can change may affect revenue, unbilled revenue, and unearned revenue.

(iii)	Stock-based compensation:

The fair value of stock options issued and warrants granted are subject to the limitation of the Black-Scholes option pricing model which incorporates market data, and which involves uncertainty and subjectivity in estimates used by management in the assumptions. The model requires assumptions relating to share price volatility, expected life of options and discount rate. Changes in these assumptions affect the fair value of the options and the amount of stock-based compensation to be recognized in operations over the vesting period.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

3.	Significant accounting policies (continued)

(iv)	Impairment of goodwill and long-lived assets:

Determining if there are any facts and circumstances as indicating impairment loss or reversal of impairment losses is a subjective process involving judgement and a number of estimates and assumptions in many cases. In assessing impairment, management assesses the recoverable amount of each asset or CGU based on expected future cashflows and uses an interest rate to discount them. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate.

(v)	Fair value of investment:

The determination of fair value of the Company’s investment at other than initial cost is subject to certain limitations. Financial information for private companies in which the Company has investment may not be available and, even if available, that information may be limited and/or unreliable. Management exercises significant judgement when determining the fair value of the equity investment in private companies at the end of each reporting period by using company-specific information and other inputs that are not based on observable market data.

(vi)	Acquisition valuation method:

The Company uses valuation techniques when determining the fair value of certain assets and liabilities acquired in a business combination. In particular, the fair value of each intangible assets is dependent on the outcome of many variables.

Adoption of new accounting standards

 (u) Adoption of new accounting standards

IAS 1 – Presentation of Financial Statements

The IASB issued amendments to IAS 1 “Presentation of Financial Statements” on Classification of Liabilities as Current or Non-Current, which clarifies the guidance on whether a liability should be classified as either current or non-current. The amendments clarify that the classification of liabilities as current or non-current should only be based on rights that are in place “at the end of the reporting period”. Similar to existing requirements in IAS 1, the classification of liabilities is unaffected by management’s intentions or expectations about whether the company will exercise its right to defer settlement or will choose to settle early. The amendments also make clear that settlement includes transfers to the counterpart of cash, equity instruments, other assets or services that result in extinguishment of the liability.

The amendments to IAS 1 also specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. Instead, the amendments require an entity to disclose information about these covenants in the notes to financial statements.

This amendment is effective for annual periods beginning on or after May 1, 2023. The adoption of these new amendments did not have a significant impact on the Company’s consolidated financial statements.

Definition of Accounting Estimates (Amendments to IAS 8)

The IASB has issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which introduce a definition of accounting estimates and provide other clarifications to help entities distinguish accounting policies from accounting estimates. Under the amendments, accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The amendments also emphasize that a change in an accounting estimate that results from new information or new developments is not an error correction and that changes in an input or a measurement technique used to develop an accounting estimate are considered changes in accounting estimates if those changes in an input or measurement technique are not the result of an error correction.

This amendment is effective for annual periods beginning on or after May 1, 2023. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

Accounting standards issued but not yet effective

  (v) Accounting standards issued but not yet effective:

The new standards or amendments issued but not yet effective are either not applicable or not expected to have a significant impact on the Company’s consolidated financial statements.